Investments in joint ventures - Summarized Financial Information - Transactions (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales to joint ventures
Sales to related parties	$ 2,929	$ 2,760	$ 2,841
Related party receivable	352	291	245
Purchases from joint ventures
Purchases of goods, related party	1,257	943	861
Related party payables	$ 176	$ 120	$ 104